CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 45,286,816	$ 6,565,971	¥ 27,009,779	¥ 9,456,609
Cost of sales:
Total cost of sales	(36,496,360)	(5,291,474)	(21,248,325)	(7,907,270)
Gross profit	8,790,456	1,274,497	5,761,454	1,549,339
Operating expenses:
Research and development	(6,780,032)	(983,012)	(3,286,389)	(1,099,857)
Selling, general and administrative	(5,665,301)	(821,391)	(3,492,385)	(1,118,819)
Total operating expenses	(12,445,333)	(1,804,403)	(6,778,774)	(2,218,676)
Loss from operations	(3,654,877)	(529,906)	(1,017,320)	(669,337)
Other (expense)/income
Interest expense	(106,340)	(15,418)	(63,244)	(66,916)
Interest income and investment income, net	976,229	141,540	740,432	254,916
Changes in fair value of warrants and derivative liabilities				272,327
Others, net	625,633	90,708	187,320	20,133
Loss before income tax expense	(2,159,355)	(313,076)	(152,812)	(188,877)
Income tax benefit/(expense)	127,007	18,414	(168,643)	22,847
Net loss from continuing operations	(2,032,348)	(294,662)	(321,455)	(166,030)
Net income from discontinued operations, net of tax				14,373
Net loss	(2,032,348)	(294,662)	(321,455)	(151,657)
Accretion on convertible redeemable preferred shares to redemption value	0		0	(651,190)
Effect of exchange rate changes on convertible redeemable preferred shares				10,862
Less: Net loss attributable to noncontrolling interests	(20,133)	(2,919)
Net loss attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	(291,743)	(321,455)	(791,985)
Including: Net loss from continuing operations attributable to ordinary shareholders	¥ (2,012,215)	$ (291,743)	¥ (321,455)	(806,358)
Net income from discontinued operations attributable to ordinary shareholders				¥ 14,373
Weighted average number of ordinary shares used in computing net loss per share
Basic | shares	1,941,230,998	1,941,230,998	1,853,320,448	870,003,278
Weighted average number of ordinary shares used in computing net loss per share - Diluted
Diluted | shares	1,941,230,998	1,941,230,998	1,853,320,448	870,003,278
Net loss per share attributable to ordinary shareholders
Continuing operations | (per share)	¥ (1.04)	$ (0.15)	¥ (0.17)	¥ (0.93)
Discontinued operations | ¥ / shares				0.02
Net loss per share | (per share)	(1.04)	(0.15)	(0.17)	(0.91)
Net loss per share attributable to ordinary shareholders - Diluted
Continuing operations | (per share)	(1.04)	(0.15)	(0.17)	(0.93)
Discontinued operations | ¥ / shares				0.02
Net loss per share | (per share)	¥ (1.04)	$ (0.15)	¥ (0.17)	¥ (0.91)
Net loss	¥ (2,032,348)	$ (294,662)	¥ (321,455)	¥ (151,657)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	1,327,761	192,507	(516,687)	(1,020,728)
Total other comprehensive (loss)/income	1,327,761	192,507	(516,687)	(1,020,728)
Total comprehensive loss	(704,587)	(102,155)	(838,142)	(1,172,385)
Accretion on convertible redeemable preferred shares to redemption value	0		0	(651,190)
Effect Of Exchange Rate Changes On Convertible Redeemable Preferred Shares				10,862
Less: Net loss attributable to noncontrolling interests	(20,133)	(2,919)
Comprehensive loss attributable to ordinary shareholders of Li Auto Inc.	(684,454)	(99,236)	(838,142)	(1,812,713)
Vehicle sales
Revenues:
Total revenues	44,106,434	6,394,832	26,128,469	9,282,703
Cost of sales:
Total cost of sales	(35,688,343)	(5,174,323)	(20,755,578)	(7,763,628)
Other Sales And Services
Revenues:
Total revenues	1,180,382	171,139	881,310	173,906
Cost of sales:
Total cost of sales	¥ (808,017)	$ (117,151)	¥ (492,747)	¥ (143,642)